Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Net income (loss) from continuing operations per ordinary share, Basic and diluted	$ (0.47)	$ (0.27)	$ 0.03
Net income (loss) from discontinued operation per ordinary share, Basic and diluted	(0.01)	0.00	(0.01)
Basic and diluted (in Dollars per share)	$ (0.48)	$ (0.27)	$ 0.02
Basic and diluted (in Shares) (in Shares)	13,662,927	10,735,606	7,800,000